Other Expense	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Material income and expense [abstract]
Disclosure of other operating expense
20.	Other expense
Other expense is comprised of the following:

	Year ended December 31,

	2021	2020

Loss on disposal of equipment	$ 32,816	$ -

Impairment of equipment (Note 8)	101,077	-

Pre-construction costs*	208,683	129,677

Acquisition-related costs (Note 9)	173,662	-

Gain on termination of lease (Note 11)	(1,600)	-

	$514,638	$129,677
*Pre-construction
costs consist of conceptual design and preliminary engineering expenditures incurred on building-out
its Mount Pleasant facility (Note 25(e)) and Rupert facility (Note 25(j)). These costs did not meet the capitalization criteria as set out in IAS 16,
Property, Plant and Equipment
.

19.	Other expense
Other expense is comprised of the following:

	Year ended December 31
	2020	2019
Pre-construction costs*	$129,677	$3,802
Impairment of property and equipment (Note 9)	—	11,405

	$129,677	$15,207

*
Pre-construction
costs consist of conceptual design and preliminary engineering expenditures incurred on building-out
its Mount Pleasant facility (Note 24(e)) and Rupert facility (Note 24(k)). These costs did not meet the capitalization criteria as set out in IAS 16,
Property, Plant and Equipment
.